Average Annual Total Returns - Simplify High Yield ETF [Default Label]	12 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.15%
Performance Inception Date		Feb. 14, 2022
Bloomberg Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.31%)
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	0.66%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	1.64%